Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 140,920	$ 45,853	$ (149,386)
Other comprehensive income (loss), net of tax:
Foreign currency translation	16,050	(37,372)	(76,382)
Post-employment benefits (expenses):
Gain (loss) recognized in accumulated other comprehensive loss	236	(190)	(195)
Reclassification of net loss to consolidated statement of income	90	152	236
Post-employment benefits (expenses) (net of deferred income taxes of $(197), $21 and $(70)).	326	(38)	41
Cash flow hedges:
Net (loss) gain recognized in accumulated other comprehensive loss	(26,255)	19,698	54,287
Reclassification of net loss (gain) to consolidated statement of income	7,669	(5,301)	(43,324)
Cash flow hedges (net of deferred income taxes of $3,038, $(2,332) and $(2,582))	(18,586)	14,397	10,963
Securities available for sale:
Unrealized loss on available for sale securities	(3,624)	0	0
Total other comprehensive loss	(5,834)	(23,013)	(65,378)
Comprehensive income (loss)	135,086	22,840	(214,764)
Less: Comprehensive income attributable to non-controlling interests	(435)	(262)	(42)
Comprehensive income (loss) attributable to Arcos Dorados Holdings Inc.	$ 134,651	$ 22,578	$ (214,806)